Government Grant (Details) - CAD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Government Grant [Line Items]
Non-refundable government contribution value			$ 85.0
Recorded relating to agreement	$ 1.3	$ 7.3
Operating Expenses [Member]
Government Grant [Line Items]
Recorded as a reduction		2.1
Property and other equipment	$ 1.3
Operating Expenses [Member]
Government Grant [Line Items]
Property and other equipment		$ 5.2